Earnings per Share	12 Months Ended
Dec. 31, 2017
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Earnings per Share
25.	Earnings per Share

(a)	Basic earnings per share for the years ended December 31, 2015, 2016 and 2017 are as follows:

(In won and No. of shares)
	2015		2016	2017
Profit attributable to owners of the Controlling Company	~~W~~	966,553,061,333	906,714,278,688	1,802,756,119,275
Weighted-average number of common stocks outstanding		357,815,700	357,815,700	357,815,700

Earnings per share	~~W~~	2,701	2,534	5,038

For the years ended December 31, 2015, 2016 and 2017, there were no events or transactions that resulted in changes in the number of common stocks used for calculating earnings per share.

(b)	Diluted earnings per share for the years ended December 31, 2016 and 2017 are not calculated since there was no potential common stock.